Investments (Components of Net Investment Gains Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Marketable Securities, Gain (Loss) [Abstract]
Fixed maturity securities — net gains (losses) on sales and disposals	$ (28)	$ (60)	$ 10
Equity securities — net gains (losses) on sales and disposals	10	18	14
Other net investment gains (losses):
Mortgage loans	5	(11)	18
Real estate and real estate joint ventures	(34)	98	(4)
Other limited partnership interests	(7)	(1)	(9)
Other	11	(2)	43
Subtotal	(67)	8	43
FVO CSEs - changes in estimated fair value:
Commercial mortgage loans	(2)	(7)	(13)
Long-term debt — related to commercial mortgage loans	1	4	19
Non-investment portfolio gains (losses)	1	0	(538)
Subtotal	0	(3)	(532)
Total net investment gains (losses)	(67)	5	(489)
Fixed maturity securities
Gain (Loss) on Investments [Line Items]
Total OTTI losses recognized in earnings	(22)	(31)	(14)
Net investment gains (losses)	(50)	(91)	(4)
Industrial
Gain (Loss) on Investments [Line Items]
Total OTTI losses recognized in earnings	(16)	(3)	0
Consumer
Gain (Loss) on Investments [Line Items]
Total OTTI losses recognized in earnings	0	(8)	(2)
Public Utility, Bonds [Member]
Gain (Loss) on Investments [Line Items]
Total OTTI losses recognized in earnings	0	(6)	0
Transportation
Gain (Loss) on Investments [Line Items]
Total OTTI losses recognized in earnings	0	0	(2)
U.S. and foreign corporate
Gain (Loss) on Investments [Line Items]
Total OTTI losses recognized in earnings	(16)	(17)	(4)
RMBS
Gain (Loss) on Investments [Line Items]
Total OTTI losses recognized in earnings	(6)	(14)	(10)
Equity securities
Gain (Loss) on Investments [Line Items]
Total OTTI losses recognized in earnings	(2)	(3)	(15)
Net investment gains (losses)	8	15	(1)
Common Stock
Gain (Loss) on Investments [Line Items]
Total OTTI losses recognized in earnings	(1)	(3)	(7)
Non-redeemable preferred stock
Gain (Loss) on Investments [Line Items]
Total OTTI losses recognized in earnings	$ (1)	$ 0	$ (8)